Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
chedule of Right-of-use assets

	Properties	Vehicles	Land	Total
	€’000	€’000	€’000	€’000

January 1, 2021	—	—	—	—
Additions right-of-use assets	650	267	194	1,111
Depreciation charge for the period	(292)	(19)	(7)	(318)
December 31, 2021	358	248	187	793

Schedule of statement of profit or loss

	2021	2020
	€’000	€’000
Interest on lease liabilities	22	—
Expenses relating to short-term leases	127	—

Schedule of statement of cash flows

	2021	2020
	€’000	€’000
Total cash outflow for leases	470	—

Sehcdule of Lease liabilities

	2021	2020
	€’000	€’000
Non-current
Lease liability	411	—

Current
Lease liability (note 17)	389	—
Balance at period end	800	—